Corporate Income Taxes	12 Months Ended
Oct. 31, 2019
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Corporate Income Taxes
27	Corporate Income Taxes
Corporate income taxes recorded in the Bank’s consolidated financial statements for the years ended October 31 are as follows:

(a)	Components of income tax provision

For the year ended October 31 ($ millions)	2019	2018	2017
Provision for income taxes in the Consolidated Statement of Income:

Current income taxes:
Domestic:
Federal	$525	$797	$533
Provincial	444	633	424
Adjustments related to prior periods	5	(25)	24
Foreign	1,215	994	903
Adjustments related to prior periods	(48)	(14)	(29)
	2,141	2,385	1,855
Deferred income taxes:
Domestic:
Federal	174	34	33
Provincial	103	16	16
Foreign	54	(53)	129
	331	(3)	178
Total provision for income taxes in the Consolidated Statement of Income	$2,472	$2,382	$2,033
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	$(108)	$(136)	$82
Deferred income taxes	60	(193)	198
	(48)	(329)	280
Reported in:
Other Comprehensive Income	(33)	(145)	275
Retained earnings	(18)	(194)	(1)
Accumulated Other Comprehensive Income	–	18	–
Common shares	–	(10)	1
Other reserves	3	2	5
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(48)	(329)	280
Total provision for income taxes	$2,424	$2,053	$2,313
Provision for income taxes in the Consolidated Statement of Income includes:
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	$329	$64	$191
Deferred tax expense (benefit) of tax rate changes	2	(2)	(2)
Deferred tax expense (benefit) of unrecognized tax losses, tax credits and temporary differences	–	(65)	(11)
	$331	$(3)	$178

(b)	Reconciliation to statutory rate
Income taxes in the Consolidated Statement of Income vary from the amounts that would be computed by applying the composite federal and provincial statutory income tax rate for the following reasons:

	2019		2018		2017
For the year ended October 31 ($ millions)	Amount	Percent of pre-tax income	Amount	Percent of pre-tax income	Amount	Percent of pre-tax income
Income taxes at Canadian statutory rate	$2,983	26.5%	$2,943	26.5%	$2,715	26.4%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries and foreign branches	(300)	(2.7)	(439)	(3.9)	(286)	(2.8)
Tax-exempt income from securities	(221)	(2.0)	(90)	(0.8)	(407)	(3.9)
Deferred income tax effect of substantively enacted tax rate changes	2	–	(2)	–	(2)	–
Other, net	8	0.1	(30)	(0.3)	13	0.1
Total income taxes and effective tax rate	$2,472	21.9%	$2,382	21.5%	$2,033	19.8%

(c)	Deferred taxes
Significant components of the Bank’s deferred tax assets and liabilities are as follows:

	Statement of Income		Statement of Financial Position
	For the year ended		As at
October 31 ($ millions)	2019	2018	2019	2018
Deferred tax assets:
Loss carryforwards	$48	$73	$286	$338
Allowance for credit losses	(13)	(117)	767	858
Deferred compensation	34	41	208	242
Deferred income	15	(68)	475	476
Property and equipment	112	48	321	433
Pension and other post-retirement benefits	(44)	16	853	537
Securities	(14)	(17)	161	199
Cash flow hedges	–	–	–	33
Other	(195)	(235)	633	525
Total deferred tax assets	$(57)	$(259)	$3,704	$3,641
Deferred tax liabilities:
Cash flow hedges	$–	$–	$317	$–
Deferred compensation	(48)	–	109	64
Deferred income	(31)	(22)	178	181
Property and equipment	(20)	(93)	132	137
Pension and other post-retirement benefits	(67)	(12)	150	110
Securities	(12)	(8)	158	166
Investment in subsidiaries and associates	(116)	(26)	180	63
Intangible assets	(5)	69	1,836	1,788
Other	(89)	(164)	381	399
Total deferred tax liabilities	$(388)	$(256)	$3,441	$2,908
Net deferred tax assets (liabilities) (1)	$331	$(3)	$263	$733

(1)
For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $263 (2018 – $733) are represented by deferred tax assets of $1,570 (2018 – $1,938), and deferred tax liabilities of $1,307 (2018 – $1,205) on the Consolidated Statement of Financial Position.

The major changes to net deferred taxes were as follows:

For the year ended October 31 ($ millions)	2019	2018
Balance at beginning of year	$733	$1,016
Deferred tax benefit (expense) for the year recorded in income	(331)	3
Deferred tax benefit (expense) for the year recorded in equity	(60)	193
Acquired in business combinations	(56)	(493)
Other	(23)	14
Balance at end of year	$263	$733
The tax related to temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized in the Consolidated Statement of Financial Position amounts to $40 million (October 31, 2018 – $14 million). The amount related to unrecognized losses is $16 million, which will expire as follows: $4 million in 2020; $11 million in 2023 and $1 million with no expiry date.
Included in the net deferred tax asset are tax benefits of $52 million (2018 – $92 million) that have been recognized in certain Canadian and foreign subsidiaries that have incurred losses in either the current or the preceding year. In determining if it is appropriate to recognize these tax benefits, the Bank relied on projections of future taxable profits.

The amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized at October 31, 2019 is approximately $36 billion (2018 – $33 billion).
Reassessment of dividend deductions
Since 2016, the Bank has received reassessments totalling $575 million of tax and interest as a result of the Canada Revenue Agency denying the tax deductibility of certain Canadian dividends received during the 2011-2013 taxation years. In October 2019, the Bank was reassessed for $223 million of tax and interest in respect of certain Canadian dividends received during the 2014 taxation year. The circumstances of the dividends subject to these reassessments are similar to those prospectively addressed by rules introduced in 2015 and 2018. The Bank is confident that its tax filing position was appropriate and in accordance with the relevant provisions of the Income Tax Act (Canada) and intends to vigourously defend its position.